Insurance Contracts - Summary of Movements in Insurance (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [Line Items]
Beginning balance	[1]	€ 115,328
Beginning balance	[1]	20,507
Ending balance		20,835	€ 20,507	[1]
Ending balance		123,454	115,328	[1]
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		102,452	98,452
Beginning balance		18,712	17,419
Disposals		(44)
Portfolio transfers and acquisitions		(8)	95
Unwind of discount / interest credited		887	860
Gross premium and deposits - existing and new business		6,913	6,293
Unwind of discount / interest credited		3,795	3,711
Changes in valuation of expected future benefits		(16)	109
Insurance liabilities released		(9,921)	(9,582)
Changes in valuation of expected future benefits		800	617
Loss recognized as a result of liability adequacy testing		1,587	49
Shadow accounting adjustments		1,948	(299)
Net exchange differences		1,271	3,087
Net exchange differences		369	858
Transfer (to) / from insurance contracts		18
Transfer (to) / from insurance contracts for account of policyholders		1,050	27
Ending balance		19,046	18,712
Other		17	1
Ending balance		109,879	102,452
Insurance contracts for general account [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		4,377	3,913
Gross premium and deposits - existing and new business		1,397	1,441
Unwind of discount / interest credited		211	199
Insurance liabilities released		(1,668)	(1,557)
Changes in valuation of expected future benefits		(30)	190
Shadow accounting adjustments		12	(11)
Loss recognized as a result of liability adequacy		3	(4)
Net exchange differences		81	205
Other		2	2
Ending balance		4,385	4,377
Non-life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		8,499	8,484
Beginning balance		1,356	1,327
Unwind of discount / interest credited		88	84
Gross premium and deposits - existing and new business		1,594	1,563
Unwind of discount / interest credited		481	450
Insurance liabilities released		(1,087)	(1,052)
Changes in valuation of expected future benefits		(7)	(8)
Change in unearned premiums		(720)	(742)
Change in unexpired risks		2	2
Incurred related to current year		718	747
Incurred related to prior years		316	195
Release for claims settled current year		(292)	(278)
Release for claims settled prior years		(788)	(704)
Shadow accounting adjustments		422	(459)
Change in IBNR		(73)	(51)
Net exchange differences		131	354
Net exchange differences		25	65
Ending balance		1,376	1,356
Other		(5)	(2)
Ending balance		9,190	8,499
Insurance Contracts for Account of Policyholders [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance		117,113	122,168
Disposals		(196)
Portfolio transfers and acquisitions		(10)	(140)
Gross premium and deposits - existing and new business		9,122	9,716
Unwind of discount / interest credited		19,780	(5,311)
Insurance liabilities released		(11,103)	(10,471)
Fund charges released		(1,677)	(1,671)
Changes in valuation of expected future benefits		861	(245)
Net exchange differences		2,868	3,092
Transfer (to) / from insurance contracts		(1,050)	(27)
Other		2	2
Ending balance		€ 135,710	€ 117,113

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.